Equity	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Equity
22.	EQUITY

a.	Capital stock

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Authorized shares	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8

A holder of issued common shares with par value of NT$10 per share is entitled to vote and to receive dividends.
The authorized shares include 500.0 million shares allocated for the exercise of employee stock options.
On March 1, 2022, the Company issued employee restricted stock awards (RSAs) for its employees in a total of 1.4 million shares with a par value of NT$10 each. The aforementioned issuance of new shares was approved by the relevant authority and the registration has been completed. Refer to Note 29 for the information on RSAs.
On May 10, 2022, TSMC’s Board of Directors resolved to cancel 1.4 million treasury shares. Refer to Note 22(e) for the information.
As of the end of reporting period, 1,063.8 million ADSs of TSMC were traded on the NYSE. The number of common shares represented by the ADSs was 5,319.2 million shares (one ADS represents five common shares).

b.	Capital surplus
The categories of uses and the sources of capital surplus based on regulations were as follows:

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital
Additional paid-in capital	$24,185.0	$24,183.6
From merger	22,804.5	22,803.3
From convertible bonds	8,892.9	8,892.4
From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	8,406.3	8,406.3
Donations - donated by shareholders	11.3	11.3
May only be used to offset a deficit
From share of changes in equities of subsidiaries	113.9	4,229.9
From share of changes in equities of associates	307.2	311.8
Donations - unclaimed dividend	40.4	53.7
May not be used for any purpose
Employee restricted shares	—	438.0

	$64,761.5	$69,330.3

If such capital surplus is distributed as transferred to share capital, it is limited to a certain percentage of the Company’s paid-in capital each year.

c.	Retained earnings and dividend policy
TSMC’s Articles of Incorporation provide that, earnings distribution may be made on a quarterly basis after the close of each quarter. Distribution of earnings by way of cash dividends should be approved by TSMC’s Board of Directors and reported to TSMC’s shareholders in its meeting. When allocating earnings, TSMC shall first estimate and reserve the taxes to be paid, offset its losses, set aside a legal capital reserve at 10% of the remaining earnings (until the accumulated legal capital reserve equals TSMC’s paid-in capital), then set aside a special capital reserve in accordance with relevant laws or regulations or as requested by the authorities in charge. Any balance left over shall be allocated according to relevant laws and TSMC’s Articles of Incorporation.
TSMC’s Articles of Incorporation also provide that profits of TSMC may be distributed by way of cash dividend and/or stock dividend. However, distribution of earnings shall be made preferably by way of cash dividend. Distribution of earnings may also be made by way of stock dividend, provided that the ratio for stock dividend shall not exceed 50% of the total distribution.

The legal capital reserve may be used to offset a deficit, or be distributed as dividends in cash or stocks for the portion in excess of 25% of the paid-in capital if the Company incurs no loss.
Pursuant to existing regulations, the Company is required to set aside additional special capital reserve equivalent to the net debit balance of the other components of stockholders’ equity, such as the accumulated balance of foreign currency translation reserve, unrealized valuation gain or loss from fair value through other comprehensive income financial assets, gain or loss from changes in fair value of hedging instruments in cash flow hedges, etc. For the subsequent decrease in the deduction amount to stockholders’ equity, any special reserve appropriated may be reversed to the extent that the net debit balance reverses.
The appropriations of 2020, 2021 and 2022 quarterly earnings have been approved by TSMC’s Board of Directors in its meeting, respectively. The appropriations and cash dividends per share were as follows:

	First Quarter of 2020	Second Quarter of 2020	Third Quarter of 2020	Fourth Quarter of 2020
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	May 12, 2020	August 11, 2020	November 10, 2020	February 9, 2021
Special capital reserve	$(2,694.8)	$11,884.5	$5,501.3	$12,420.7

Cash dividends to shareholders	$64,826.0	$64,826.0	$64,826.0	$64,826.0

Cash dividends per share (NT$)	$2.5	$2.5	$2.5	$2.5

	First Quarter of 2021	Second Quarter of 2021	Third Quarter of 2021	Fourth Quarter of 2021
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	June 9, 2021	August 10, 2021	November 9, 2021	February 15, 2022
Special capital reserve	$(6,287.0)	$10,201.2	$710.2	$3,304.3

Cash dividends to shareholders	$71,308.5	$71,308.5	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75	$2.75	$2.75

	First Quarter of 2022	Second Quarter of 2022	Third Quarter of 2022	Fourth Quarter of 2022
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	May 10, 2022	August 9, 2022	November 8, 2022	February 14, 2023
Special capital reserve	$(15,541.0)	$(12,002.8)	$(31,910.4)	$17,166.2

Cash dividends to shareholders	$71,308.5	$71,308.5	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75	$2.75	$2.75

The special capital reserve for 2022 is to be presented for approval in TSMC’s shareholders’ meeting to be held on June 6, 2023 (expected).
The quarterly cash dividends per share is affected by the subsequent number of outstanding ordinary shares, the information of the actual payout is available at the Market Observation Post System website
.

d.	Others
Changes in others were as follows:

	Year Ended December 31, 2020
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$(26,871.4)	$(692.9)	$(3.8)	$(0.2)	$(27,568.3)
Exchange differences arising on translation of foreign operations	(29,846.8)	—	—	—	(29,846.8)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	423.2	—	—	423.2
Debt instruments	—	3,907.0	—	—	3,907.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	108.7	—	—	108.7
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	(1,439.4)	—	—	(1,439.4)
Loss allowance adjustments from debt instruments	—	(0.9)	—	—	(0.9)
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	24.1	—	24.1
Transferred to initial carrying amount of hedged items	—	—	(20.3)	—	(20.3)
Share of other comprehensive income (loss) of associates	(283.4)	15.5	—	—	(267.9)
Share of unearned stock-based employee compensation of associates	—	—	—	0.2	0.2
Income tax effect	—	0.6	—	—	0.6

Balance, end of year	$(57,001.6)	$2,321.8	$—	$—	$(54,679.8)

	Year Ended December 31, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$(57,001.6)	$2,321.8	$—	$—	$(54,679.8)
Exchange differences arising on translation of foreign operations	(6,181.7)	—	—	—	(6,181.7)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	1,898.2	—	—	1,898.2
Debt instruments	—	(3,339.9)	—	—	(3,339.9)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	(187.7)	—	—	(187.7)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	(93.2)	—	—	(93.2)
Loss allowance adjustments from debt instruments	—	1.3	—	—	1.3
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	90.2	—	90.2
Transferred to initial carrying amount of hedged items	—	—	48.5	—	48.5
Share of other comprehensive income (loss) of associates	(120.0)	30.0	(14.7)	—	(104.7)
Income tax effect	—	(56.2)	(3.4)	—	(59.6)

Balance, end of year	$(63,303.3)	$574.3	$120.6	$—	$(62,608.4)

	Year Ended December 31, 2022
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$(63,303.3)	$574.3	$120.6	$—	$(62,608.4)
Exchange differences arising on translation of foreign operations	51,009.7	—	—	—	51,009.7
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	(263.3)	—	—	(263.3)
Debt instruments	—	(10,513.7)	—	—	(10,513.7)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	(303.3)	—	—	(303.3)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	410.1	—	—	410.1
Loss allowance adjustments from debt instruments	—	0.9	—	—	0.9
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	1,329.2	—	1,329.2
Transferred to initial carrying amount of hedged items	—	—	(52.9)	—	(52.9)
Issuance of shares	—	—	—	(451.9)	(451.9)
Share-based payment expenses recognized	—	—	—	266.7	266.7
Share of other comprehensive income (loss) of associates	550.3	38.6	76.4	—	665.3
Income tax effect	—	—	6.0	—	6.0

Balance, end of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)

The aforementioned other equity includes the changes in other equities of TSMC and TSMC’s share of its subsidiaries and associates.

e.	Treasury stock
For TSMC’s shareholders’ interests, TSMC’s Board of Directors approved a share buyback program on February 15, 2022 to repurchase 1.4 million shares. TSMC has completed this share buyback program during the first quarter of 2022. On May 10, 2022, TSMC’s Board of Directors resolved to cancel the 1.4 million shares and set May 10, 2022 as the record date for capital reduction. The registration for share cancellation was completed on May 20, 2022.